Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets (Details) [Line Items]
Amortization expense recognized cost of revenues	$ 750	$ 990
Amortization expense	2,341	1,579
General and Administrative Expenses [Member]
Intangible assets (Details) [Line Items]
Amortization expense	$ 1,590	$ 590